RS - Summary of cash-settled 2020 Performance Share Unit Program (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 01, 2020	Apr. 01, 2020
2020 June Performance Share Unit [Member]
Performance Share Unit Programs [Line Items]
Performance criteria				100.00%
2020 June Performance Share Unit [Member] | Top of range [member]
Performance Share Unit Programs [Line Items]
Percentage of shares vested				75.00%
2020 June Performance Share Unit [Member] | Bottom of range [member]
Performance Share Unit Programs [Line Items]
Percentage of shares vested				25.00%
2020 April Performance Share Unit [Member]
Performance Share Unit Programs [Line Items]
Percentage of shares vested					25.00%
Expense from cash-settled share-based payment transactions	€ (81,677)	€ (1,083,058)	€ 1,166,194
2020 April Performance Share Unit [Member] | Top of range [member]
Performance Share Unit Programs [Line Items]
Performance criteria					200.00%
2020 April Performance Share Unit [Member] | Bottom of range [member]
Performance Share Unit Programs [Line Items]
Performance criteria					0.00%